Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2018
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 40 years
Leasehold improvement	3 – 5 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	5 - 10 years
Office equipment	3 - 5 years
Other equipment	3 - 5 years
Others	3 years
Construction in progress	*

Note*: The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Amortization Periods by Major Intangible Asset Classes	The amortization periods by major intangible asset classes are as follows:

Trademarks and brand names	10-20 years
Core curriculum	10 years
Non-compete agreement	7 years
Customer relationship	4 years

BGY Education Investment
Schedule of Amounts and Balances of BGY Education Investment

The following amounts and balances of BGY Education Investment were included in the Group’s combined and consolidated financial statements after the elimination of intercompany balances and transactions.

	As of August 31
	2017	2018
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	777,964	891,735
Restricted cash	13,662	10,229
Held-to-maturity investments	6,390	—
Accounts receivable	20	671
Amounts due from related parties	7,940	10,522
Other receivables, deposits and other assets	26,307	35,643
Inventories	8,598	8,944

Total current assets	840,881	957,744

Property and equipment, net	412,849	380,483
Land use right, net	34,694	33,721
Intangible assets, net	21,177	57,808
Goodwill	104,035	237,544
Prepayment for construction contract	5,490	267
Deferred tax assets, net	25,337	16,799
Other non-current assets	43,660	6,249

Total non-current assets	647,242	732,871

TOTAL ASSETS	1,488,123	1,690,615

LIABILITIES
Current liabilities
Accounts payable	50,899	37,271
Amounts due to related parties	62,138	142,068
Accrued expenses and other current liabilities	255,859	289,388
Income tax payable	13,958	23,886
Current portion of deferred revenue	761,876	936,615

Total current liabilities	1,144,730	1,429,228
Deferred tax liabilities, net	5,294	14,452
Deferred revenue	—	—
Other non-current liabilities	59,806	7,817

Total non-current liabilities	65,100	22,269

TOTAL LIABILITIES	1,209,830	1,451,497

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Total revenue	1,040,329	1,320,421	1,621,872
Net income	3,530	34,447	67,224
Net cash provided by operating activities	207,501	466,704	192,745
Net cash provided by/(used in) investing activities	182,783	(38,909)	(82,407)
Net cash (used in)/provided by financing activities	(272,269)	1,568	—
Net increase in cash and cash equivalents and restricted cash	118,015	429,363	110,338
Cash and cash equivalents and restricted cash at beginning of year	244,248	362,263	791,626
Cash and cash equivalents, and restricted cash at end of year	362,263	791,626	901,964